COMMITMENTS AND CONTINGENCIES (Details Narrative)	5 Months Ended
Dec. 31, 2025 USD ($) shares
Loss Contingencies [Line Items]
Proceeds of the proposed offering	$ 7,500,000
Maximum [Member]
Loss Contingencies [Line Items]
Proceeds of the proposed offering	8,625,000
Sought value	$ 15,000,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Sale of units in initial public offering | shares	3,750,000
Cash underwriting discount	$ 1,000,000
IPO [Member]
Loss Contingencies [Line Items]
Deferred fee percentage	3.00%